Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property Plant and Equipment (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]
12 Months Ended
Dec. 31, 2019
Buildings [Member]
Property, Plant and equipment, estimated useful lives	20 years
Machinery and Equipment [Member]
Property, Plant and equipment, estimated useful lives	10 years
Office and Electric Equipment [Member]
Property, Plant and equipment, estimated useful lives	3 years